Result of operation - Selling, General and Administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Research and Development expenses
Capitalized costs	€ 1,100	€ 2,300	€ 3,300	€ 5,000
Total selling, general and administrative expenses	6,383	6,185	12,355	11,736
Selling, General and Administrative expense
Research and Development expenses
Staff costs	2,293	2,390	4,876	4,802
Consulting and contractors' fees	2,659	2,279	4,223	3,857
Legal fees	105	257	582	485
Rent	179	107	344	195
Depreciation and amortization expense	311	242	589	484
IT Costs.	213	240	586	488
Travel	414	187	598	430
Insurance fees	139	289	261	576
Other	70	194	296	419
Total selling, general and administrative expenses	€ 6,383	€ 6,185	€ 12,355	€ 11,736